Expense Example	Dec. 31, 2024 USD ($)
AQR Managed Futures Strategy Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 304
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,582
Expense Example, with Redemption, 10 Years	3,327
AQR Managed Futures Strategy Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	312
Expense Example, with Redemption, 3 Years	954
Expense Example, with Redemption, 5 Years	1,620
Expense Example, with Redemption, 10 Years	3,402
AQR Managed Futures Strategy Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	342
Expense Example, with Redemption, 3 Years	1,042
Expense Example, with Redemption, 5 Years	1,765
Expense Example, with Redemption, 10 Years	3,676
AQR Multi-Asset Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
AQR Multi-Asset Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
AQR Multi-Asset Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
AQR Risk-Balanced Commodities Strategy Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	424
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	1,612
AQR Risk-Balanced Commodities Strategy Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
AQR Risk-Balanced Commodities Strategy Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
AQR Long-Short Equity Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	566
Expense Example, with Redemption, 3 Years	1,687
Expense Example, with Redemption, 5 Years	2,792
Expense Example, with Redemption, 10 Years	5,491
AQR Long-Short Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	576
Expense Example, with Redemption, 3 Years	1,714
Expense Example, with Redemption, 5 Years	2,834
Expense Example, with Redemption, 10 Years	5,560
AQR Long-Short Equity Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	603
Expense Example, with Redemption, 3 Years	1,789
Expense Example, with Redemption, 5 Years	2,951
Expense Example, with Redemption, 10 Years	5,748
AQR Managed Futures Strategy HV Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	429
Expense Example, with Redemption, 3 Years	1,297
Expense Example, with Redemption, 5 Years	2,178
Expense Example, with Redemption, 10 Years	4,437
AQR Managed Futures Strategy HV Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	442
Expense Example, with Redemption, 3 Years	1,335
Expense Example, with Redemption, 5 Years	2,238
Expense Example, with Redemption, 10 Years	4,542
AQR Managed Futures Strategy HV Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	468
Expense Example, with Redemption, 3 Years	1,410
Expense Example, with Redemption, 5 Years	2,358
Expense Example, with Redemption, 10 Years	4,755
AQR Style Premia Alternative Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	599
Expense Example, with Redemption, 3 Years	1,779
Expense Example, with Redemption, 5 Years	2,934
Expense Example, with Redemption, 10 Years	5,722
AQR Style Premia Alternative Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	610
Expense Example, with Redemption, 3 Years	1,808
Expense Example, with Redemption, 5 Years	2,980
Expense Example, with Redemption, 10 Years	5,795
AQR Style Premia Alternative Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	636
Expense Example, with Redemption, 3 Years	1,880
Expense Example, with Redemption, 5 Years	3,090
Expense Example, with Redemption, 10 Years	5,969
AQR Macro Opportunities Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	768
Expense Example, with Redemption, 10 Years	1,688
AQR Macro Opportunities Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	485
Expense Example, with Redemption, 5 Years	838
Expense Example, with Redemption, 10 Years	1,834
AQR Macro Opportunities Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,084
AQR Equity Market Neutral Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	588
Expense Example, with Redemption, 3 Years	1,749
Expense Example, with Redemption, 5 Years	2,889
Expense Example, with Redemption, 10 Years	5,648
AQR Equity Market Neutral Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	600
Expense Example, with Redemption, 3 Years	1,781
Expense Example, with Redemption, 5 Years	2,938
Expense Example, with Redemption, 10 Years	5,728
AQR Equity Market Neutral Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	627
Expense Example, with Redemption, 3 Years	1,856
Expense Example, with Redemption, 5 Years	3,053
Expense Example, with Redemption, 10 Years	5,912
AQR Alternative Risk Premia Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	505
Expense Example, with Redemption, 3 Years	1,516
Expense Example, with Redemption, 5 Years	2,525
Expense Example, with Redemption, 10 Years	5,044
AQR Alternative Risk Premia Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	491
Expense Example, with Redemption, 3 Years	1,485
Expense Example, with Redemption, 5 Years	2,479
Expense Example, with Redemption, 10 Years	4,967
AQR Alternative Risk Premia Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	530
Expense Example, with Redemption, 3 Years	1,593
Expense Example, with Redemption, 5 Years	2,649
Expense Example, with Redemption, 10 Years	5,255
AQR Trend Total Return Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	335
Expense Example, with Redemption, 3 Years	1,105
Expense Example, with Redemption, 5 Years	1,895
Expense Example, with Redemption, 10 Years	3,958
AQR Trend Total Return Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	360
Expense Example, with Redemption, 3 Years	1,185
Expense Example, with Redemption, 5 Years	2,027
Expense Example, with Redemption, 10 Years	4,203
AQR Trend Total Return Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	1,079
Expense Example, with Redemption, 5 Years	1,859
Expense Example, with Redemption, 10 Years	3,900
AQR Diversified Arbitrage Fund | Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,965
AQR Diversified Arbitrage Fund | Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	208
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,103
Expense Example, with Redemption, 10 Years	2,379
AQR Diversified Arbitrage Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	$ 2,084